Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Vessels' Operating Expenses (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels' Operating Expenses [Abstract]
Crew wages and related costs	$ 22,138,595	$ 19,304,929	$ 22,044,479
Insurance	1,667,915	1,260,289	1,410,889
Repairs and maintenance	4,243,133	3,026,513	4,940,185
Spares and consumable stores	5,757,455	5,313,053	5,886,002
Miscellaneous expenses	2,716,455	1,687,193	2,276,598
Total	$ 36,523,553	$ 30,591,977	$ 36,558,153